Basis of Financial Statement Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Financial Statement Presentation and Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation. Hampton Roads Bankshares, Inc. (the “Company”) is a multi-bank holding company incorporated in 2001 under the laws of the Commonwealth of Virginia. The consolidated financial statements of Hampton Roads Bankshares, Inc. include the accounts of the Company and its wholly-owned subsidiaries: Bank of Hampton Roads (“BOHR”), Shore Bank (“Shore” and collectively with BOHR, the “Banks”), and Hampton Roads Investments, Inc., as well as their wholly-owned subsidiaries: Harbour Asset Servicing, Inc.; Gateway Bank Mortgage, Inc.; Gateway Investment Services, Inc.; and Shore Investments, Inc. The Company also owns all of the common stock of Gateway Capital Statutory Trust I, Gateway Capital Statutory Trust II, Gateway Capital Statutory Trust III, and Gateway Capital Statutory Trust IV (collectively, the “Gateway Capital Trusts”). The Gateway Capital Trusts are not consolidated as part of the Company’s consolidated financial statements. However, the junior subordinated debentures issued by the Company to the Gateway Capital Trusts are included in long-term borrowings, and the Company’s equity interest in the Gateway Capital Trusts is included in other assets. Additionally, all significant intercompany balances and transactions have been eliminated in consolidation.

The Company primarily engages in the general community and commercial banking business, targeting the banking needs of individuals and small- to medium-sized businesses in its primary service areas, which include the Hampton Roads region of southeastern Virginia, the Northeastern and Research Triangle regions of North Carolina, the Eastern Shore of Virginia, Maryland, and Delaware, and Richmond, Virginia. The Company’s primary products are traditional loan and deposit banking services. In addition, the Company offers mortgage banking services with loans that are sold in the secondary market and securities brokerage activities via an unaffiliated broker-dealer. In October 2010, the Company terminated its title insurance and settlement services for real estate transactions, and in August 2011, the Company sold its insurance agency business.

On September 28, 2010, the holders of the Company’s Common Stock, par value $0.01 per share (the “Common Stock”), approved an amendment to the Company’s Amended and Restated Articles of Incorporation (the “Articles”) to effect a reverse stock split of the Common Stock. On March 18, 2011, the Board of Directors of the Company unanimously adopted resolutions approving an amendment to the Articles to effect a 1-for-25 reverse stock split of all outstanding shares of the Common Stock, effective April 27, 2011 (the “Reverse Stock Split”). Shareholders received one new share of Common Stock in replacement of every twenty-five shares they held on that date. The Reverse Stock Split did not change the aggregate value of any shareholder’s shares of Common Stock or any shareholder’s ownership percentage of the Common Stock, except for minimal changes resulting from the treatment of fractional shares. The Company did not issue any fractional shares as a result of the Reverse Stock Split. The number of shares issued to each shareholder was rounded up to the nearest whole number. All previously reported share and per share amounts in the accompanying consolidated financial statements and related notes have been restated to reflect the reverse stock split.

Use of Estimates

Use of Estimates. The preparation of consolidated financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make assumptions, judgments, and estimates that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the periods presented. Actual results could differ from those estimates. Material estimates that are particularly susceptible to changes in the near term are the allowance for loan losses, the valuation of deferred taxes, the valuation of foreclosed real estate, and the fair value of financial instruments.

Summary of Significant Accounting Policies	Summary of Significant Accounting Policies. The following is a summary of the significant accounting and reporting policies used in preparing the consolidated financial statements.
Cash and Due from Bank Accounts

Cash and Due from Bank Accounts. For the purpose of presentation in the consolidated statements of cash flows, the Company considers cash and due from banks, interest-bearing deposits in other banks, and overnight funds sold and due from the Federal Reserve Bank of Richmond (“FRB”) as cash and cash equivalents. Cash and cash equivalents are used for daily cash management purposes, management of short-term interest rate opportunities, and liquidity. The Company is required to maintain average reserve balances in cash with the FRB. The amounts of daily average required reserves for the final weekly reporting period were $18.0 million and $18.1 million at December 31, 2012 and 2011, respectively.

Investment Securities

Investment Securities. Except for the restricted equity securities, all investment securities are classified as “available for sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income, net of tax. Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Securities are evaluated for possible impairment when the fair value of the security is less than its amortized cost. For debt securities, impairment is considered other-than-temporary and recognized in its entirety in the consolidated statements of operations if either we intend to sell the security or it is more likely than not that we will be required to sell the security before recovery of its amortized cost basis. If, however, we do not intend to sell the security and it is not more likely than not that we will be required to sell the security before recovery, we must determine what portion of the impairment is attributable to a credit loss, which occurs when the amortized cost basis of the security exceeds the present value of the cash flows expected to be collected from the security. If there is credit loss, the loss must be recognized in the consolidated statements of operations and the remaining portion of impairment must be recognized in other comprehensive income. For equity securities, impairment is considered to be other-than-temporary based on our ability and intent to hold the investment until a recovery of fair value. Other-than-temporary impairment of an equity security results in a write-down that must be included in the consolidated statements of operations. We regularly review each investment security for other-than-temporary impairment based on criteria that include the extent to which cost exceeds market price, the duration of that market decline, the financial health of and specific prospects for the issuer, our best estimate of the present value of cash flows expected to be collected from debt securities, our intention with regard to holding the security to maturity, and the likelihood that we would plan to sell or be required to sell the security before recovery. All identified impairments on investment securities are taken in the periods identified.

Restricted Equity Securities

Restricted Equity Securities. As a requirement for membership, the Company invests in stock of the Federal Home Loan Bank of Atlanta (“FHLB”), FRB, Community Bankers’ Bank, and United Partners Bank. These investments are carried at cost due to the redemption provisions of these entities and the restricted nature of the securities. Management reviews for impairment based on the ultimate recoverability of the cost basis of these stocks.

Loans Held for Sale

Loans Held for Sale. The Company originates single family, residential, first lien mortgage loans that have been sold to secondary market investors on a best efforts and mandatory delivery basis. The Company classifies these loans as held for sale. The Company enters into commitments to originate or purchase residential mortgage loans whereby the interest rate of the loan was agreed to prior to funding (“interest rate lock commitments”). Interest rate lock commitments on residential mortgage loans that the Company intends to sell in the secondary market are considered derivatives. These derivatives are carried at fair value with changes in fair value reported as a component of gain on sale of the loans. The Company manages its exposure to changes in fair value associated with these interest rate lock commitments by entering into simultaneous agreements to sell the residential loans shortly after their origination and funding to third party investors.

Under the best efforts basis, loans originated for sale are primarily sold in the secondary market as whole loans. Whole loan sales are executed with the servicing rights being released to the buyer upon the sale, with the gain or loss on the sale equal to the difference between the proceeds received and the carrying value of the loans sold. Under the mandatory delivery basis, mortgage loans held for sale and commitments to borrowers to originate loans at agreed upon interest rates expose the Company to changes in market rates and conditions subsequent to the interest rate lock and funding date. The Company’s risk management strategy related to its interest rate lock commitment derivatives and loans held for sale includes using mortgage-based derivatives such as forward delivery commitments and To-Be-Announced securities in order to mitigate market risk.

Mortgage loans held for sale are carried at the lower of cost or fair value in the aggregate. The fair value of mortgage loans held for sale is determined using current secondary market prices for loans with similar coupons, maturities, and credit quality. The fair value of mortgage loans held for sale is impacted by changes in market interest rates. Net unrealized losses, if any, are recognized through a valuation allowance.

Loans

Loans. The Company grants commercial, real estate, and consumer loans to customers. A substantial portion of the loan portfolio is represented by both commercial and residential mortgage loans throughout Virginia, Maryland, and North Carolina. The ability of the Company’s debtors to honor their contracts is dependent upon several factors, including the value of the real estate and general economic conditions in this area. Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding unpaid principal balances adjusted for charge-offs and any deferred fees or costs on originated or purchased loans. Interest income is accrued on the unpaid principal balance unless the loan is considered impaired (refer to discussion below). Loan origination fees, net of certain direct origination costs, are deferred over the life of the loan and recognized as an adjustment of the related loan yield using the interest method except for lines of credit and loans with terms of 12 months or less where the straight-line method is used. Net fees related to standby letters of credit are recognized over the commitment period. In those instances when a loan prepays, the remaining deferred fee is recognized in the consolidated statements of operations.

Allowance for Loan Losses

Allowance for Loan Losses. The allowance for loan losses is a valuation allowance consisting of the cumulative effect of the provision for loan losses, less loans charged off, plus any amounts recovered on loans previously charged off. The provision for loan losses is the amount necessary, in management’s judgment, to maintain the allowance for loan losses at a level it believes sufficient to cover incurred losses in the collection of the Company’s loans. Loans are charged against the allowance when, in management’s opinion, they are deemed wholly or partially uncollectible. Recoveries of loans previously charged off are credited to the allowance when realized.

The allowance consists of specific, general, and unallocated components. The specific component relates to loans that are determined to be impaired. For those loans, an allowance is established when the discounted cash flows, collateral value, or observable market price of the impaired loan is lower than the carrying value of that loan. The general component covers non-impaired loans. The unallocated component covers uncertainties that could affect management’s estimate of probable losses.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical loss experience, risk characteristics of the various categories of loans, adverse situations affecting individual loans, loan risk grades, estimated value of any underlying collateral, input by regulators, and prevailing economic conditions. Further adjustments to the allowance for loan losses may be necessary based on changes in economic and real estate market conditions, further information regarding known problem loans, results of regulatory examinations, the identification of additional problem loans, and other factors. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

Impaired Loans

Impaired Loans. A loan is considered impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Certain loans are individually evaluated for impairment in accordance with the Company’s ongoing loan review procedures. Smaller balance homogeneous loans are collectively evaluated for impairment. Impaired loans are measured at the present value of their expected future cash flows by discounting those cash flows at the loan’s effective interest rate or at the loan’s observable market price. The difference between this discounted amount and the loan balance is recorded as an allowance for loan losses. For collateral dependent impaired loans, impairment is measured based upon the fair value of the underlying collateral. The Company will reduce the carrying value of the loan to the estimated fair value of the collateral less estimated selling costs through a charge off to the allowance for loan losses. The Company’s policy is to charge off impaired loans at the time of foreclosure, repossession, or liquidation or at such time any portion of the loan is deemed to be uncollectible and in no case later than 180 days in nonaccrual status. Once a loan is considered impaired, it continues to be considered impaired until the collection of all contractual interest and principal is considered probable or the balance is charged off.

Nonaccrual and Past Due Loans

Nonaccrual and Past Due Loans. Loans are placed in nonaccrual status when the collection of principal or interest becomes uncertain, part of the balance has been charged off and no restructuring has occurred, or the loans reach 90 days past due, whichever occurs first. When loans are placed in nonaccrual status, interest receivable is reversed against interest income recognized in the current year. Interest payments received thereafter are applied as a reduction of the remaining principal balance so long as doubt exists as to the ultimate collection of some or all of the contractual principal amount. Loans are removed from nonaccrual status when they become current as to both principal and interest and when the collection of principal and interest is no longer considered doubtful.

Modifications

Modifications. A restructured or modified loan results in a troubled debt restructuring (“TDR”) when a borrower is experiencing financial difficulty and the creditor grants a concession. TDRs are included in impaired loans and can be in accrual or nonaccrual status. Those in nonaccrual status are returned to accrual status after a period (generally at least six months) of performance under which the borrower demonstrates the ability and willingness to repay the loan.

Premises and Equipment

Premises and Equipment. Land is reported at cost, while premises and equipment are reported at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which range from three years for equipment to 40 years for premises. Leasehold improvements are amortized on a straight-line basis over the terms of the respective leases, including renewal options or the estimated useful lives of the improvements, whichever is shorter. Routine holding costs are charged to expense as incurred, while significant improvements are capitalized.

Long-Lived Assets	Long-Lived Assets. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.
Foreclosed Real Estate and Repossessed Assets

Foreclosed Real Estate and Repossessed Assets. Foreclosed real estate and repossessed assets include real estate acquired in the settlement of loans and other repossessed collateral and is initially recorded at the lower of the recorded loan balance or estimated fair value less estimated disposal costs. At foreclosure, any excess of the loan balance over the fair value of the property is charged to the allowance for loan losses. Subsequently, if there is an indicated decline in the estimated fair value of the property, an impairment is recognized through a loss on foreclosed real estate and repossessed assets with an offsetting allowance for losses on foreclosed assets which reduces the carrying value of individual properties. The allowance is only reduced for charge-offs once the property is sold. Costs to bring a property to salable condition are capitalized up to the fair value of the property while costs to maintain a property in salable condition are expensed as incurred. Losses on subsequent impairments recognized and gains and losses upon disposition of foreclosed real estate are recognized in losses on foreclosed real estate and repossessed assets within noninterest income.

Intangible Assets

Intangible Assets. Acquired intangible assets are recognized if the benefit of the assets can be sold, transferred, licensed, rented, or exchanged. They are amortized over their estimated useful lives ranging from three to eight years.

Bank-Owned Life Insurance

Bank-Owned Life Insurance. The Company purchased life insurance policies on the lives of certain officers. The policies are recorded as an asset at the cash surrender value of the policies. Increases or decreases in the cash surrender value, other than proceeds from death benefits, are recorded as income from bank-owned life insurance in noninterest income. Proceeds from death benefits first reduce the cash surrender value attributable to the individual policy and then any additional proceeds are recorded as noninterest income.

Fair Value

Fair Value. The Company classifies financial assets and liabilities measured at fair value into three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. Valuation methodologies for the fair value hierarchy are as follows: obtaining fair value via quoted prices in active markets for identical assets or liabilities (Level 1), having observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities (Level 2), and using unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities (Level 3).

Off-Balance Sheet Credit Exposure

Off-Balance Sheet Credit Exposures. The Company, in the normal course of business to meet the financing needs of its customers, is a party to financial instruments with off-balance sheet risk. These financial instruments include commitments to extend credit and standby letters of credit. These instruments involve, to varying degrees, elements of credit risk which have not been fully recognized in the consolidated balance sheets. The contract amount of these instruments reflects the extent of the Company’s involvement or “credit risk.” The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.

Revenue Recognition

Revenue Recognition. Revenue earned on interest-earning assets is recognized based on the effective yield of the financial instrument; refer to discussion above under the caption Nonaccrual and Past Due Loans for the Company’s accounting policy for the suspension of interest revenue recognition. Service charges on deposit accounts are recognized as charged. Credit-related fees, including letter of credit fees, are recognized in interest income when earned.

Advertising Costs	Advertising Costs. Advertising costs are expensed as incurred.
Share-Based Compensation

Share-Based Compensation. To account for share-based compensation, the Company uses the fair value method, which requires that compensation cost relating to share-based transactions be recognized in the consolidated financial statements. The fair value of stock options is estimated at the date of grant using a lattice option pricing model. Grants of restricted stock awards and/or units are valued based on closing market price of the Company’s stock on the day of grant. Stock options and restricted stock granted with pro-rata vesting schedules are expensed over the vesting period on a straight-line basis. The Company’s policy is to use authorized and unissued common shares to satisfy all share-based awards when the terms of the award provide that it will be equity settled at the Company’s election. All of the Company’s share-based awards are equity-classified.

Income Taxes

Income Taxes. Deferred income tax assets and liabilities are determined using the balance sheet method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax bases of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws.

A deferred tax liability is recognized for all temporary differences that will result in future taxable income; a deferred tax asset is recognized for all temporary differences that will result in future tax deductions, subject to reduction of the asset by a valuation allowance in certain circumstances. This valuation allowance is recognized if, based on an analysis of available evidence, management determines that it is more likely than not that some portion or all of the deferred tax asset will not be realized. The valuation allowance is subject to ongoing adjustment based on changes in circumstances that affect management’s judgment about the realizability of the deferred tax asset. Adjustments to increase or decrease the valuation allowance are charged or credited, respectively, to income tax expense.

The impact of a tax position is recognized in the financial statements if it is probable that position is more likely than not to be sustained by the taxing authority. Benefits from tax positions are measured at the highest tax benefit that is greater than 50% likely of being realized upon settlement. To the extent that the final tax outcome of these matters is different from the amounts recorded, the differences (both favorably and unfavorably) impact income tax expense in the period in which the determination is made. The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

Per Share Data

Per Share Data. Basic earnings (loss) per share is computed by dividing net income (loss) available to common shareholders by the number of weighted average common shares outstanding for the period. Diluted earnings (loss) per share reflects the dilutive effect of stock options using the treasury stock method. For the years ended December 31, 2012, 2011, and 2010, all options were anti-dilutive since the Company had a net loss available to common shareholders.

Comprehensive Income (Loss)

Comprehensive Income (Loss). Accounting principles generally require that recognized revenue, expenses, gains, and losses be included in net income or loss. Certain changes in assets and liabilities, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component of the equity section of the balance sheet. Such items, along with the operating net income or loss, are components of comprehensive income or loss.

Reclassification

Reclassification. Certain 2011 and 2010 amounts have been reclassified to conform to the 2012 presentation. In 2011 the Company reclassified its segment footnote to separate the “bank” category into “BOHR” and “Shore” as they are considered separate entities. The insurance (for the applicable years), brokerage, and holding company information was combined into “Other.” Additionally, numerous items were restated to give retroactive effect for the 1 for 25 shares reverse stock split that occurred on April 27, 2011.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

On January 1, 2012, the Company adopted ASU 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which required us to report the level in the fair value hierarchy of assets and liabilities not measured at fair value in the balance sheet but for which fair value is disclosed and to expand existing disclosures.

On January 1, 2012, the Company adopted ASU 2011-05, Comprehensive Income: Presentation of Comprehensive Income. The standard required the Company to present comprehensive income in a single continuous statement or in two separate but consecutive statements. The standard was applied retrospectively. The adoption of the new guidance resulted in the addition of new Consolidated Statements of Comprehensive Loss included in the Company’s consolidated financial statements.

On January 1, 2012, the Company adopted the new accounting standards Intangibles – Goodwill and Other, Transfers and Servicing – Repurchase Agreements, and Financial Services – Insurance. The adoption of these new accounting standards did not impact our financial condition or results of operations.

Offsetting Assets and Liabilities

In December 2011, the FASB issued ASU 2011-11, Disclosures About Offsetting Assets and Liabilities that facilitates comparison between U.S. GAAP and IFRS by requiring companies provide enhanced disclosures for financial instruments and derivative instruments to enable users to evaluate the effect or potential effect of netting arrangements. The amendment is to be applied retrospectively for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. The adoption of the new guidance is not expected to have a material impact on the Company’s consolidated financial statements.